Due from settlement of capital provision assets (Tables)	12 Months Ended
Dec. 31, 2020
Due from settlement of capital provision assets.
Schedule of settlement of capital provision assets

	2020	2019
Due from settlement of capital provision assets	$'000	$'000
At January 1, 2020	54,358	37,109
Transfer of realizations from capital provision assets	526,588	539,359
Interest and other income	199	1,870
Impairment	-	(3,083)
Proceeds received	(548,593)	(491,252)
Asset received in kind	-	(29,645)
At December 31, 2020	32,552	54,358
Split
Non-current assets	3,750	3,750
Current assets	28,802	50,608
Total due from settlement of capital provision assets	32,552	54,358

				Burford only
	Consolidated total	Elimination of third-party ty interests	Burford only total	Capital provision -direct	Capital provision -indirect
Due from settlement of capital provision assets	$’000	$’000	$’000	$’000	$’000
At January 1, 2020	54,358	(35,369)	18,989	18,989	-
Transfer of realizations from capital provision assets	526,588	(286)	526,302	336,644	189,658
Interest and other income	199	(199)	-	-	-
Proceeds received	(548,593)	34,010	(514,583)	(324,925)	(189,658)
At December 31, 2020	32,552	(1,844)	30,708	30,708	-

				Burford only
	Consolidated total	Elimination of third-party interests	Burford only total	Capital provision -direct	Capital provision -indirect
Due from settlement of capital provision assets	$’000	$’000	$’000	$’000	$’000
At January 1, 2019	37,109	-	37,109	37,109	-
Transfer of realizations from capital provision assets	539,359	143,679	395,680	218,807	176,873
Interest and other income	1,870	1,742	128	128	-
Impairment	(3,083)	-	(3,083)	(3,083)	-
Proceeds received	(491,252)	(80,407)	(410,845)	(233,972)	(176,873)
Asset received in kind	(29,645)	(29,645)	-	-	-
At December 31, 2019	54,358	35,369	18,989	18,989	-